Cover	Feb. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2025
Entity File Number	001-38329
Entity Registrant Name	Newmark Group, Inc.
Entity Central Index Key	0001690680
Entity Tax Identification Number	81-4467492
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	372-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	NMRK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false